SHARE-BASED PAYMENT (Tables) (Phantom Shares [Member])	12 Months Ended
Dec. 31, 2012
Phantom Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Liability Balance
	December 31,
	2011	2012

Phantom share-based payment award	$3,684	$-